Schedule of future minimum payments for operating leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Lease
2025	$ 595
2026	7
Thereafter
Total lease payments	602
Less: imputed interest	(30)
Total operating lease liabilities	$ 572	$ 369